Prepaid expenses and other current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets
20.	Prepaid expenses and other current assets
Prepaid expenses and other current assets includes the following (in thousands):

Table 20.1 Details of Prepaid Expenses and Other Current Assets
	June 30, 2025	December 31, 2024
Reserve income receivable	$187,897	$138,889
Prepaid expenses	19,027	15,602
Deferred offering costs	—	4,235
Digital financial assets	532	14,328
Income tax receivable	1,567	8,507
Other	7,581	5,967

Total prepaid expenses and other current assets	$216,604	$187,528

21. Prepaid expenses and other current assets
Prepaid expenses and other current assets includes the following (in thousands):
Table 21. Details of Prepaid Expenses and Other Current Assets

	December 31, 2024	December 31, 2023
Reserve income receivable	$138,889	$101,190
Income tax receivable	8,507	25,647
Prepaid expenses	15,602	14,394
Digital financial assets	14,328	—
Deferred offering costs	4,235	782
Other	5,967	4,632

Total prepaid expenses and other current assets	$187,528	$146,645